Accounts Receivable and Contract Assets - Schedule of Movement of Provision for Accounts Receivable (Detail) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Receivables [Abstract]
Beginning balance	¥ 50,544
Impact due to adoption of new revenue standard		¥ 16,501
Current period accrual	274,375	107,352
Current period reversal	(12,493)	(700)
Current period write-off	(166,727)	(72,609)
Ending balance	¥ 145,699	¥ 50,544